StepStone Private Infrastructure Fund

Consolidated Schedule of Investments
June 30, 2026 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnote
Co-Investments - Non-Controlled/Non-Affiliated - 23.6% of NAV					1,2,3,4
Direct Equity - 8.4% of NAV
North America - 8.4% of NAV
Sidewalk Infrastructure Partners, LLC (4,115,226 Series C preferred units)	Infrastructure Assets	03/16/2026	$80,000,000	$116,600,000	*,5,6
Total North America			$80,000,000	$116,600,000
Total Direct Equity			$80,000,000	$116,600,000
Investment Funds - 15.2% of NAV
Europe - 2.5% of NAV
EQT Active Core Infrastructure I CoInvestment (G) SCSp	Infrastructure Assets	03/24/2025	$12,987,469	$14,307,782	*,7
KKR Devonshire Co-Invest L.P.	Infrastructure Assets	03/26/2025	5,125,155	5,600,676	*
KKR Optics Co-Invest Blocker L.P.	Infrastructure Assets	05/23/2024	3,918,411	5,336,060	*
MEIF 7 Earth Co-Invest SCSp	Infrastructure Assets	08/25/2025	10,058,392	9,941,289	*
Total Europe			$32,089,427	$35,185,807
North America - 12.7% of NAV
AP Granite Co-Invest, L.P.	Infrastructure Assets	06/25/2026	$—	$—	*,⁺,7
Ara Energy I Power Blocked Co-Investment, LP	Infrastructure Assets	12/12/2025	18,615,973	18,513,151	*,⁺
Buckeye Co-Invest II, LP	Infrastructure Assets	07/26/2024	4,145,769	4,958,364	7
ECP V (California Co-Invest), LP	Infrastructure Assets	05/26/2024	6,087,556	6,608,255	*
ERA EA Coinvest Blocker Feeder LP	Infrastructure Assets	04/21/2026	11,080,312	10,918,787	*,⁺,7
FIC PP Co-Invest, LP	Infrastructure Assets	05/15/2026	12,000,000	11,754,691	*,⁺,7
Greystar Zen Coinvestment Partners (Blocked), LP	Infrastructure Assets	05/15/2026	22,744,017	22,407,879	*,⁺,7
KKR Dino Co-Invest L.P.	Infrastructure Assets	03/26/2025	15,751,245	17,274,550	*
Northleaf WASH Co-Investment LP	Infrastructure Assets	07/01/2025	8,149,275	8,662,483	*
OIC III MCE Co-Invest Blocked Feeder, L.P.	Infrastructure Assets	04/21/2026	146,822	139,783	7
OIC MCE Co-Invest, L.P.	Infrastructure Assets	04/21/2026	5,621,178	5,351,735	7
Peggy Aggregator, LLC	Infrastructure Assets	12/02/2025	55,276,188	60,324,227	*,8
Sandbrook rPlus Co-Invest II LP	Infrastructure Assets	05/21/2024	3,110,655	4,019,741	*,⁺
Stonepeak Ace (Co-Invest) Holdings (CYM) LP	Infrastructure Assets	04/26/2024	3,983,652	5,243,082	*,⁺
Total North America			$166,712,642	$176,176,728
Rest of World - —% of NAV
KKR Opal SGD CoInvest LP	Infrastructure Assets	06/05/2026	$—	$—	*,⁺,7
Total Rest of World			$—	$—
Total Investment Funds			$198,802,069	$211,362,535
Total Non-Controlled/Non-Affiliated Co-Investments			$278,802,069	$327,962,535

StepStone Private Infrastructure Fund

Consolidated Schedule of Investments (continued)
June 30, 2026 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnote
Primary Investments - Non-Controlled/Non-Affiliated - 0.7% of NAV					1,2,3,4
Investment Funds - 0.7% of NAV
North America - 0.7% of NAV
Ara Energy Fund I-A, SCSp	Infrastructure Assets	12/12/2025	$6,258,263	$7,049,076	⁺
ERA Infra Fund II Parallel LP	Infrastructure Assets	04/21/2026	3,615,971	2,972,610	*,⁺,7
Total North America			$9,874,234	$10,021,686
Total Investment Funds			$9,874,234	$10,021,686
Total Non-Controlled/Non-Affiliated Primary Investments			$9,874,234	$10,021,686
Secondary Investments - Non-Controlled/Non-Affiliated - 70.8% of NAV					1,2,3,4
Investment Funds - 70.8% of NAV
Europe - 28.8% of NAV
Antin Infrastructure Partners II LP	Infrastructure Assets	10/02/2023	$522,404	$1,404	*,9
ARDIAN Infrastructure Fund IV S.C.A., SICAR	Infrastructure Assets	10/04/2024	4,660,517	4,658,306	⁺,7
ARDIAN Infrastructure Fund V S.C.A., SICAR	Infrastructure Assets	10/04/2024	25,397,216	28,041,196	*,⁺,7
Compass European Infrastructure SCSp	Infrastructure Assets	11/03/2023	4,656,058	6,212,634	⁺
Daiwa ICP Infrastructure Investments 2 L.P.	Infrastructure Assets	09/12/2024	9,127,272	10,407,778	⁺
DIF Core Infrastructure Fund II SCSp	Infrastructure Assets	09/30/2024	4,777,471	5,615,892	*,⁺
DIF Infrastructure VI SCSp	Infrastructure Assets	09/30/2024	4,675,837	5,581,402	*,⁺
Digital Infrastructure Vehicle II SCSp	Infrastructure Assets	03/23/2026	13,021,211	16,331,670	*,⁺
EQT Infrastructure II (No.1) Feeder Limited Partnership	Infrastructure Assets	11/08/2023	175,652	1,341	*,⁺,7
EQT Infrastructure III (No.1) SCSp	Infrastructure Assets	11/08/2023	234,580	316,065	*,⁺,7
EQT Infrastructure IV (No.1) EUR SCSp	Infrastructure Assets	07/01/2025	16,477,101	16,309,805	*,⁺,7
EQT Infrastructure IV (No.2) USD SCSp	Infrastructure Assets	10/10/2023	7,284,573	9,798,209	*,⁺,10
EQT Infrastructure V (No.1) EUR SCSp	Infrastructure Assets	07/05/2024	28,272,888	34,627,394	*,⁺,7
GIP Pegasus Fund, L.P.	Infrastructure Assets	08/20/2024	5,290,032	5,663,279	*,7
iCON Infrastructure Partners III, L.P.	Infrastructure Assets	09/29/2023	3,143,964	1,625,418	*,⁺,10
InfraVia European Fund III FPCI	Infrastructure Assets	09/30/2024	2,062,022	643,775	*,⁺,7
InfraVia European Fund III SCSp	Infrastructure Assets	09/30/2023	1,881,024	819,345	*,⁺,9
InfraVia European Fund IV FPCI	Infrastructure Assets	10/02/2024	3,910,603	4,724,909	*,⁺,7
InfraVia European Fund V FPCI	Infrastructure Assets	10/02/2024	6,334,306	7,651,026	⁺,7
InfraVia European Fund V SCSp	Infrastructure Assets	12/31/2025	43,352,319	46,868,999	⁺,7
Macquarie European Infrastructure Fund 6 SCSp	Infrastructure Assets	10/01/2024	114,836,787	129,011,182
MML Keystone SCSp	Infrastructure Assets	09/24/2024	12,138,306	13,866,713	*,⁺
Next Generation Rail Fund SCSp	Infrastructure Assets	06/29/2026	33,647,499	38,689,844	*,⁺
NIC Battery Acquisition LP	Infrastructure Assets	10/16/2024	3,536,866	6,852,744	*,⁺
Pan-European Infrastructure II, S.C.S.	Infrastructure Assets	10/03/2024	840,521	591,086	⁺
Pan-European Infrastructure III, SCSp	Infrastructure Assets	10/03/2024	4,344,835	$5,187,752	⁺
Total Europe			$354,601,864	$400,099,168
North America - 37.5% of NAV
ArcLight Infrastructure Partners Feeder-B, L.P.	Infrastructure Assets	10/16/2025	$21,125,053	$21,579,138	⁺
Blue Road Capital PV II, L.P.	Infrastructure Assets	08/26/2024	10,014,072	11,275,043	*,⁺
Brookfield Americas Infrastructure Fund, L.P.	Infrastructure Assets	09/29/2023	79,851	33,835	*,⁺,11

StepStone Private Infrastructure Fund

Consolidated Schedule of Investments (continued)
June 30, 2026 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnote
Secondary Investments - Non-Controlled/Non-Affiliated (continued)
Investment Funds (continued)
North America (continued)
Brookfield Infrastructure Fund III-A, L.P.	Infrastructure Assets	09/29/2023	$1,425,927	$1,641,620	⁺,11
Brookfield Infrastructure Fund IV (ER) SCSP	Infrastructure Assets	12/31/2023	4,093,908	4,756,914	⁺,11
DC Front Range Holdings I, LP	Infrastructure Assets	10/03/2025	12,263,901	16,225,229	*,7
DC Trident Holdings I, LP	Infrastructure Assets	10/03/2025	15,369,366	16,984,962	*,7
DigitalBridge Partners, LP	Infrastructure Assets	10/03/2025	19,840,403	20,410,872	*,⁺,11
DigitalBridge Valhalla Partners I-B, L.P.	Infrastructure Assets	10/03/2025	16,609,061	18,849,728	*,7
EIV Capital Fund V-A, LP	Infrastructure Assets	11/17/2025	10,358,310	12,321,029	*,⁺
EnCap Parliament Co-Invest B, L.P.	Infrastructure Assets	05/18/2026	18,000,000	17,760,000	*,⁺,7
ERA Blade Continuation Fund Parallel LP	Infrastructure Assets	08/11/2025	22,019,481	24,170,343	*,⁺
Global Energy & Power Infrastructure Fund II, L.P.	Infrastructure Assets	10/05/2023	1,155,930	1,270,640	⁺,12
Global Infrastructure Partners III-C, L.P.	Infrastructure Assets	09/29/2023	7,067,561	6,843,998	⁺,7,11
Global Infrastructure Partners IV-C, L.P.	Infrastructure Assets	06/30/2025	100,978,136	110,104,325	⁺,7
InstarAGF Essential Infrastructure Fund LP	Infrastructure Assets	09/30/2024	2,076,370	2,957,655	⁺
InstarAGF Essential Infrastructure Fund II (LUX-USD), SCSp	Infrastructure Assets	07/01/2025	24,035,249	31,241,353	*,⁺,12
ISQ Global Infrastructure Fund III, L.P.	Infrastructure Assets	04/01/2026	6,672,524	8,045,298	⁺
KKR Global Infrastructure Investors II (EEA) L.P.	Infrastructure Assets	01/01/2024	217,512	403,801	⁺,10
KKR Global Infrastructure Investors III EEA (EUR) SCSp	Infrastructure Assets	04/01/2024	6,709,257	6,439,590	*,⁺,10
KKR Global Infrastructure Investors III L.P.	Infrastructure Assets	07/01/2025	8,932,090	8,093,544	*,⁺
KKR Global Infrastructure Investors IV (EUR) SCSp	Infrastructure Assets	10/01/2024	9,472,595	11,498,744	⁺
KKR Global Infrastructure Investors IV (USD) SCSp	Infrastructure Assets	07/01/2024	27,060,434	33,348,119	⁺
KKR Global Infrastructure Investors V (USD) SCSp	Infrastructure Assets	06/08/2026	4,483,078	4,525,638	*,⁺,7
Lotus Infrastructure Fund WLVP Feeder, LP	Infrastructure Assets	06/12/2026	16,376,471	16,376,471	*,⁺,7
NGP Energy Transition IV, L.P.	Infrastructure Assets	06/04/2026	17,190,706	22,266,647	*,⁺
North Haven Infrastructure Partners III SCSp	Infrastructure Assets	03/31/2026	20,594,465	23,149,596	*,⁺
Oak Hill Digital Opportunities Partners (TE 892), L.P.	Infrastructure Assets	07/19/2024	7,348,032	9,570,000	*,⁺
Snowhawk Capital Digital Opportunities Fund I-A L.P.	Infrastructure Assets	04/17/2026	11,972,075	17,625,051	⁺,7
Snowhawk Crane Coinvest LP	Infrastructure Assets	04/17/2026	2,869,930	3,366,353	*,⁺,7
Snowhawk Partridge Coinvest B, LP	Infrastructure Assets	04/17/2026	3,243,226	5,794,211	*,7
Sterling Investment Partners XK Opportunities Fund-A, L.P.	Infrastructure Assets	10/23/2025	18,829,309	20,277,625	*,⁺
Stonepeak Infrastructure Fund II LP	Infrastructure Assets	10/02/2023	367,551	176,366	⁺,12
Stonepeak Infrastructure Fund LP	Infrastructure Assets	10/02/2023	1,228,546	1,754,187	⁺,12
Strategic Value Spurs A, L.P.	Infrastructure Assets	12/13/2024	7,385,024	9,069,450	*,⁺
Total North America			$457,465,404	$520,207,375

StepStone Private Infrastructure Fund

Consolidated Schedule of Investments (continued)
June 30, 2026 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnote
Secondary Investments - Non-Controlled/Non-Affiliated (continued)
Investment Funds (continued)
Rest of World - 4.5% of NAV
Coatue CT 162 LP	Infrastructure Assets	01/06/2026	$30,150,000	$30,061,546	*,7
ISQ Orchid Fund, L.P.	Infrastructure Assets	05/29/2026	17,645,714	17,645,714	*,⁺,7
Walker Aggregator LP	Infrastructure Assets	09/19/2025	13,905,330	15,019,157	*
Total Rest of World			$61,701,044	$62,726,417
Total Investment Funds			$873,768,312	$983,032,960
Total Non-Controlled/Non-Affiliated Secondary Investments			$873,768,312	$983,032,960
Short-Term Investments - Non-Controlled/Non-Affiliated - 2.0% of NAV
Fidelity Investments Money Market Government Portfolio — Class I, 3.53% (28,181,537 shares)	Money Market	N/A	$28,181,537	$28,181,537	13
Total Non-Controlled/Non-Affiliated Short-Term Investments			$28,181,537	$28,181,537
Total Non-Controlled/Non-Affiliated Investments - 97.1% of NAV			$1,190,626,152	$1,349,198,718
Other assets in excess of liabilities - 2.9% of NAV				$40,245,415
Net Assets - 100.0% of NAV				$1,389,444,133

*	Investment is non-income producing.
⁺	Investment has been committed to but has not been fully funded.
1	Geographic region generally reflects the location of the investment manager or company.
2	Investments do not issue shares or hold outstanding principal, except where noted. The terms “shares” and “units” are used interchangeably.
3	Private investments typically do not permit redemptions or withdrawals, except at the discretion of their general partner, manager, or advisor. Final distribution dates are generally unknown unless specified. These investments are fair valued using net asset value as the practical expedient, unless otherwise noted, and are usually acquired through private placements with contractual resale restrictions that do not lapse. Each investment may have been purchased on different dates and for varying amounts. The acquisition date of the first purchase is listed in the Consolidated Schedule of Investments.
4	The fair value of any Secondary Investment, Primary Investment, or Co-Investment has not been calculated, reviewed, verified or in any way approved by any general partner, manager or advisor of such investments (including any of its affiliates).
5	The fair value of the investment was determined using significant unobservable inputs.
6	All or a portion of this security is held by STRUCTURE Sidewalk LLC.
7	All or a portion of this security is held by STRUCTURE Subsidiary LLC.
8	All or a portion of this security is held by STRUCTURE LLC Series A.
9	All or a portion of this security is held by STRUCTURE Cayman II LLC.
10	All or a portion of this security is held by STRUCTURE Cayman III LLC.
11	All or a portion of this security is held by STRUCTURE Cayman IV LLC.
12	All or a portion of this security is held by STRUCTURE Cayman LLC.
13	The rate reported is the 7-day effective yield at the period end.

StepStone Private Infrastructure Fund

Consolidated Schedule of Investments (continued)
June 30, 2026 (unaudited)

A summary of outstanding financial instruments at June 30, 2026 is as follows:

Forward Foreign Currency Contracts

						Unrealized
						Appreciation
Settlement Date	Counterparty	Currency Purchased	Currency Sold		Value	(Depreciation)
7/31/2026	Royal Bank of Canada	$1,046,680	C$	1,420,313	$(1,002,846)	$43,834
7/31/2026	Canadian Imperial Bank of Commerce	$1,031,802	C$	1,400,000	$(988,503)	$43,298
7/31/2026	MUFG Bank, Ltd.	$1,031,650	C$	1,400,000	$(988,503)	$43,146
7/31/2026	Royal Bank of Canada	$5,022,346	A$	7,028,881	$(4,863,567)	$158,780
7/31/2026	MUFG Bank, Ltd.	$5,002,480	A$	7,000,000	$(4,843,583)	$158,897
7/31/2026	Canadian Imperial Bank of Commerce	$5,002,200	A$	7,000,000	$(4,843,583)	$158,617
7/31/2026	Royal Bank of Canada	$126,292,393		€107,739,629	$(123,266,598)	$3,025,795
7/31/2026	Canadian Imperial Bank of Commerce	$123,151,350		€105,000,000	$(120,132,145)	$3,019,205
7/31/2026	MUFG Bank, Ltd.	$123,100,950		€105,000,000	$(120,132,145)	$2,968,804
7/31/2026	Royal Bank of Canada	€3,398,955		$4,009,713	$3,888,798	$(120,916)
7/31/2026	Canadian Imperial Bank of Commerce	$6,082,785		£4,500,000	$(5,968,920)	$113,865
7/31/2026	Royal Bank of Canada	$7,919,769		£5,859,941	$(7,772,783)	$146,986
7/31/2026	MUFG Bank, Ltd.	$6,081,435		£4,500,000	$(5,968,920)	$112,515
7/31/2026	Canadian Imperial Bank of Commerce	$20,858,915		€17,964,014	$(20,552,910)	$306,005
7/31/2026	Royal Bank of Canada	$33,634,556		£25,491,345	$(33,812,403)	$(177,847)
						$10,000,984

Legend:

C$ - Canadian Dollar

A$ - Australian Dollar

€ - Euro

£ - British Pound